Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000112720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
Average Annual Return, Percent	17.94%	28.98%		3.22%
C000124015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
C000112721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
C000203318
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Energy Infrastructure Fund
Without Sales Load [Member] | C000112720
Average Annual Return [Line Items]
Average Annual Return, Percent	25.06%	30.54%		3.83%
Without Sales Load [Member] | C000124015
Average Annual Return [Line Items]
Average Annual Return, Percent	24.20%	29.59%		3.06%
Without Sales Load [Member] | C000112721
Average Annual Return [Line Items]
Average Annual Return, Percent	25.46%	30.89%		4.10%
Without Sales Load [Member] | C000203318
Average Annual Return [Line Items]
Average Annual Return, Percent	25.54%	31.06%	12.20%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Average Annual Return, Percent	13.50%	26.98%		3.87%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Average Annual Return, Percent	13.50%	26.98%		3.87%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Average Annual Return, Percent	13.50%	26.98%		3.87%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Average Annual Return, Percent	13.50%	26.98%	9.21%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	15.61%		12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	15.61%		12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	15.61%		12.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	15.61%	12.40%